Concentration of credit risk	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentration of credit risk
16.	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers which represent 10% or more of the Group's total accounts receivable:

	As of June 30,
	2024		2025
	RMB		RMB
Percentage of the Group’s accounts receivable	Amount	%	Amount	%
Customer A	656,705	74	*	*
Customer B	160,859	18	74,000	21
Customer C	*	*	136,782	38
Customer D	*	*	100,600	28

*	Represented the percentage below 10%

For the years ended June 30, 2023, 2024 and 2025,
no
single customers accounted for 10% or more of the Group’s total revenues.

The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total accounts payable:

	As of June 30,
	2024		2025
	RMB		RMB
Percentage of the Group’s accounts payable	Amount	%	Amount	%
Supplier A	256,310	62	*	*
Supplier B	56,854	14	25,505	61
Supplier C	*	*	5,505	13

*    Represented the perc
ent
age bel
o
w 10%

The following table sets forth a summary of single suppliers which represent 10% or more of the Group's total purchases:

	For the years ended June 30,
	2023		2024		2025
	RMB		RMB		RMB
Percentage of the Group’s total purchases	Amount	%	Amount	%	Amount	%
Supplier D	15,440,699	11	*	*	*	*
Supplier E	14,215,162	10	*	*	*	*

*	Represented the percentage below 10%